ACCOUNTS RECEIVABLE (Tables)	12 Months Ended
Sep. 30, 2014
Accounts Receivable Tables
ACCOUNTS RECEIVABLE
	2014	2013	2012
Trade Accounts Receivable	$—	$1,741	$48,847
Other Accounts Receivable	440	160,798	1,574,654
	$440	$162,539	$1,623,501